FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
FINANCE COSTS, NET
14 ■ Finance Costs, Net

For the years ended December 31	2020	2019
Interest[1]	$342	$435
Amortization of debt issue costs	2	2
Amortization of premium	(1)	(1)
Interest on lease liabilities	5	6
Gain on interest rate hedges	(5)	(6)
Interest capitalized[2]	(24)	(14)
Accretion	41	75
Loss on debt extinguishment	15	3
Finance income	(28)	(31)
Total	$347	$469
[1]Interest in the consolidated statements of cash flow is presented on a cash basis. In 2020, cash interest paid was $295 million (2019: $333 million).
2For the year ended December 31, 2020, the general capitalization rate was 5.90% (2019: 6.30%).